Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0001631569
Registrant Name	Community Healthcare Trust Inc
Registration File Number	333-268115
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES